ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Major Classes Of Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Cash and cash equivalents	$ 3,201	$ 2,071	$ 1,857	$ 1,279
Intangible assets	15,765	14,521
Other non-current assets	4,551	3,933
Deferred income tax liability	9,798	7,667
Disposal groups classified as held for sale
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Cash and cash equivalents	12	0
Accounts receivable and other current assets	118	42
Current assets	130	42
Property, plant and equipment	468	1,775
Intangible assets	1,608	105
Other non-current assets	140	36
Total assets classified as held for sale	2,346	1,958
Accounts payable and other liabilities	289	12
Deferred income tax liability	419	0
Non-recourse borrowings	581	1,197
Total liabilities associated with assets held for sale	1,289	1,209
Net assets classified as held for sale	$ 1,057	$ 749